UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4061

Legg Mason Partners Core Plus Bond Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: July 31,

Date of reporting period: January 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JANUARY 31, 2007

Legg Mason Partners

Core Plus Bond Fund, Inc.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Core Plus Bond Fund, Inc.

Semi-Annual Report  •  January 31, 2007

What’s

Inside

Fund Objective

The Fund seeks maximum total return consisting of capital appreciation and income, consistent with the preservation of capital.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)i increased 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, the preliminary estimate for GDP growth was 2.2%.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings. In its statement accompanying the January 2007 meeting, the Fed stated, “Recent indicators have suggested somewhat firmer economic growth, and some tentative signs of stabilization have appeared in the housing market. Readings on core inflation have improved modestly in recent months, and inflation pressures seem likely to moderate over time.”

During the reporting period, short- and long-term Treasury yields experienced periods of significant volatility. After peaking in late June 2006—with two- and 10- year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. However, toward the end of the reporting period, yields again moved higher on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. Overall, during the six months ended January 31, 2007, two-year Treasury yields moved from 4.97% to 4.94%. Over the same period, 10-year Treasury yields fell from 4.99% to 4.83%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 3.65%.

Strong demand from investors seeking incremental returns, solid corporate profits and low default rates helped high yield

Legg Mason Partners Core Plus Bond Fund, Inc.         I

bonds generate positive returns during the reporting period. During the six-month period ended January 31, 2007, the Citigroup High Yield Market Indexv returned 8.59%.

Despite some weakness toward the end of the reporting period, emerging markets debt generated strong returns, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 6.80%. An expanding global economy, solid domestic spending and a pause in U.S. interest rate hikes supported many emerging market countries.

Performance Review

For the six months ended January 31, 2007, Class A shares of Legg Mason Partners Core Plus Bond Fund, excluding sales charges, returned 3.70%. These shares outperformed the Lipper Intermediate Investment Grade Debt Funds Category Average1, which increased 3.48%. The Fund’s unmanaged benchmark, the Lehman Brothers U.S. Aggregate Index, returned 3.65% for the same period.

Performance Snapshot as of January 31, 2007 (excluding sales charges) (unaudited)

Six Months
Core Plus Bond Fund — Class A Shares	3.70%

Lehman Brothers U.S. Aggregate Index	3.65%

Lipper Intermediate Investment Grade Debt Funds Category Average	3.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Excluding sales charges, Class B shares returned 3.43%, Class C shares returned 3.55% and Class I (formerly Class Y) shares returned 3.90% over the six months ended January 31, 2007. Class R shares commenced operations on December 28, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect fee waivers and/or expense reimbursements without which the performance would have been lower.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 514 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Core Plus Bond Fund, Inc.

Special Shareholder Notices

Certain changes regarding share class pricing and related matters were implemented during the reporting period. Please consult the Fund’s current prospectus for more information.

The Fund was formerly known as Smith Barney Core Plus Bond Fund Inc.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President, Chairman and Chief Executive Officer

February 20, 2007

Legg Mason Partners Core Plus Bond Fund, Inc.         III

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Interest rate increases, causing the prices of fixed income securities to decline, would reduce the value of the Fund’s share price. Investments in high yield securities and in foreign companies and governments, including emerging markets, involve risks beyond those inherent solely in higher-rated and domestic investments. The risks of high yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

IV         Legg Mason Partners Core Plus Bond Fund, Inc.

Fund at a Glance (unaudited)

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2006 and held for the six months ended January 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class A	3.70%	$1,000.00	$1,037.00	0.99%	$5.08

Class B	3.43	1,000.00	1,034.30	1.53	7.85

Class C	3.55	1,000.00	1,035.50	1.45	7.44

Class I(5)	3.90	1,000.00	1,039.00	0.63	3.24

Class R(6)	(0.20)	1,000.00	998.00	1.30	1.21

(1)	For the six months ended January 31, 2007, unless otherwise noted.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(6)	For the period December 28, 2006 to January 31, 2007.

2         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,020.21	0.99%	$5.04

Class B	5.00	1,000.00	1,017.49	1.53	7.78

Class C	5.00	1,000.00	1,017.90	1.45	7.37

Class I(4)	5.00	1,000.00	1,022.03	0.63	3.21

Class R(5)	5.00	1,000.00	1,003.55	1.30	1.21

(1)	For the six months ended January 31, 2007, unless otherwise noted.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(5)	For the period December 28, 2006 to January 31, 2007.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         3

Schedule of Investments (January 31, 2007) (unaudited)

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Face Amount†	Rating‡	Security	Value

MORTGAGE-BACKED SECURITIES — 41.7%
FHLMC — 2.0%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
391		5.500% due 5/1/13 (a)	$390
1,883,270		6.500% due 9/1/14-1/1/32 (a)	1,927,373
2,878,829		6.000% due 3/1/17 (a)	2,915,713

		Total FHLMC	4,843,476

FNMA — 34.8%
		Federal National Mortgage Association (FNMA):
2,000,000		6.625% due 9/15/09 (a)	2,075,192
16,744		6.500% due 2/1/14-6/1/15 (a)	17,137
47,500,000		5.000% due 2/15/22-3/13/37 (b)(c)	45,742,680
20,700,000		5.500% due 2/15/22-2/12/37 (b)(c)	20,467,223
8,064,126		6.000% due 6/1/32 (a)	8,122,357
7,000,000		6.500% due 2/12/37 (b)(c)	7,118,125

		Total FNMA	83,542,714

GNMA — 4.9%
		Government National Mortgage Association (GNMA):
19,098		8.500% due 11/15/27 (a)	20,510
1,400,001		6.500% due 9/15/36-10/15/36 (a)	1,432,936
700,000		5.000% due 2/20/37 (b)(c)	675,937
7,900,000		6.000% due 2/20/37 (b)(c)	7,976,535
1,600,000		6.500% due 2/20/37 (b)(c)	1,637,000

		Total GNMA	11,742,918

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $100,295,430)	100,129,108

ASSET-BACKED SECURITIES (a) — 8.5%
Home Equity — 7.7%
3,257,815	AAA	CIT Group Home Equity Loan Trust, 3.930% due 3/20/32	3,183,355
2,109,096	AAA	EMC Mortgage Loan Trust, Series 2004-B, Class A1, 5.770% due 1/25/41 (d)(e)	2,120,906
2,748,755	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-HE4, Class A1VN, 5.600% due 3/25/35 (d)	2,750,404
		SACO I Trust:
879,744	Aaa(f)	Series 2005-02, Class A, 5.520% due 4/25/35 (d)(e)	880,207
2,979,392	AAA	Series 2006-1, Class A, 5.490% due 2/25/36 (d)	2,981,658
6,675,000	AAA	Structured Asset Securities Corp., Series 2005-7XS, Class 1A2B, 5.270% due 4/25/35	6,648,140

		Total Home Equity	18,564,670

See Notes to Financial Statements.

4         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Student Loan — 0.8%
1,936,510	AAA	Residential Asset Mortgage Products Inc., Series 2004-RS5, Class A2B3, 5.790% due 5/25/34 (d)	$1,938,466

		TOTAL ASSET-BACKED SECURITIES (Cost — $20,586,291)	20,503,136

COLLATERALIZED MORTGAGE OBLIGATIONS (a) — 21.5%
5,059,320	AAA	Banc of America Funding Corp., Series 2005-E, Class 7A1, 5.812% due 6/20/35 (d)	5,080,253
4,297,930	AAA	Bayview Commercial Asset Trust, Series 2006-1A, Class A1, 5.590% due 3/25/36 (d)(e)	4,298,188
6,513,858	AAA	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.500% due 8/25/34	6,467,375
1,763,657	AAA	Federal Home Loan Mortgage Corp. (FHLMC), Series 2687, Class IA, PAC IO, 5.500% due 9/15/22 (g)	42,978
		MASTR Adjustable Rate Mortgage Trust:
2,102,433	AAA	Series 2004-6, Class 5A1, 4.688% due 7/25/34 (d)	2,074,680
4,301,215	AAA	Series 2006-2, Class 3A1, 4.848% due 1/25/36 (d)	4,244,661
2,534,874	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.489% due 2/25/35 (d)	2,494,087
		Merrill Lynch Mortgage Trust:
600,000	AAA	Series 2005-CKI1, Class A6, 5.244% due 11/12/37 (d)	592,193
1,510,000	AAA	Series 2006-C1, Class A4, 5.660% due 5/12/39 (d)	1,535,012
4,465,744	AAA	Residential Accredit Loans Inc., Series 2005-QA7, Class A21, 4.830% due 7/25/35 (d)	4,386,552
44,894	AAA	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-08, Class 1A1, 4.654% due 7/25/34 (d)	45,864
		Washington Mutual Inc., Series 2005-AR13:
5,611,939	AAA	Class A1A1, 5.640% due 10/25/45 (d)	5,622,418
5,916,935	AAA	Class A1B3, 5.710% due 10/25/15 (d)	5,946,475
6,324,495	AAA	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR01, Class A2A1, 5.690% due 1/25/45 (d)	6,345,554
2,444,273	Aaa(f)	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 4.524% due 4/25/35 (d)	2,400,221

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $51,683,357)	51,576,511

CORPORATE BONDS & NOTES (a) — 24.9%
Aerospace & Defense — 0.0%
		L-3 Communications Corp., Senior Subordinated Notes:
20,000	BB+	7.625% due 6/15/12	20,725
100,000	BB+	6.375% due 10/15/15	97,375

		Total Aerospace & Defense	118,100

Auto Components — 0.0%
50,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	49,625

See Notes to Financial Statements.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         5

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Automobiles — 0.9%
640,000	BBB	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08	$626,945
		Ford Motor Co.:
		Debentures:
25,000	CCC+	6.625% due 10/1/28	19,031
30,000	CCC+	8.900% due 1/15/32	27,000
740,000	CCC+	Notes, 7.450% due 7/16/31	604,025
		General Motors Corp., Senior Debentures:
815,000	B-	8.250% due 7/15/23	776,288
45,000	B-	8.375% due 7/15/33	42,581

		Total Automobiles	2,095,870

Building Products — 0.0%
25,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	26,125

Capital Markets — 2.1%
230,000	AA-	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	231,850
530,000	AA-	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	517,963
120,000	A1(f)	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (e)	119,975
220,000	A-	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.155% due 8/19/65 (d)	222,190
1,515,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10	1,475,316
		Morgan Stanley:
610,000	A+	Medium-Term Notes, 5.810% due 10/18/16 (d)	614,252
2,040,000	A	Subordinated Notes, 4.750% due 4/1/14	1,937,755

		Total Capital Markets	5,119,301

Chemicals — 0.1%
20,000	B+	Arco Chemical Co., Debentures, 9.800% due 2/1/20	23,100
20,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	21,300
20,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (e)	19,900
50,000	BB	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	54,063

		Total Chemicals	118,363

Commercial Banks — 3.1%
		Glitnir Banki HF:
250,000	A-	Notes, 6.330% due 7/28/11 (e)	256,713
540,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (d)(e)	558,444
1,800,000	A	HSBC Finance Capital Trust IX, 5.911% due 11/30/35 (d)	1,808,658
700,000	BB	ICICI Bank Ltd., Bonds, 6.375% due 4/30/22 (d)(e)	696,610
790,000	A2(f)	Landsbanki Islands HF, 6.100% due 8/25/11 (e)	802,710
310,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (d)(e)	324,718
435,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (d)(e)	433,207
1,290,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	1,270,024
880,000	AA	Wells Fargo & Co., Notes, 5.300% due 8/26/11	882,110
380,000	A+	Wells Fargo Capital X, 5.950% due 12/15/36	374,742

		Total Commercial Banks	7,407,936

See Notes to Financial Statements.

6         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Commercial Services & Supplies — 0.2%
30,000	BB-	Allied Waste North America Inc., Senior Notes, 7.875% due 4/15/13	$31,050
510,000	BBB	Waste Management Inc., 6.375% due 11/15/12	531,033

		Total Commercial Services & Supplies	562,083

Consumer Finance — 2.6%
		Ford Motor Credit Co.:
2,325,000	B	Notes, 7.375% due 10/28/09	2,341,159
880,000	B	Senior Notes, 5.800% due 1/12/09	864,030
		General Motors Acceptance Corp.:
110,000	BB+	Bonds, 8.000% due 11/1/31	124,172
120,000	BB+	Medium-Term Notes, 4.375% due 12/10/07	118,384
		Notes:
2,215,000	BB+	6.125% due 8/28/07	2,215,919
85,000	BB+	5.125% due 5/9/08	83,912
25,000	BB+	5.625% due 5/15/09	24,756
45,000	BB+	7.250% due 3/2/11	46,331
125,000	BB+	Senior Notes, 5.850% due 1/14/09	124,352
210,000	AA-	MBNA Corp., Notes, 4.625% due 9/15/08	207,342

		Total Consumer Finance	6,150,357

Containers & Packaging — 0.1%
35,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	37,275
25,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	26,688
		Owens-Brockway Glass Container Inc., Senior Notes:
30,000	B	8.250% due 5/15/13	31,425
50,000	B	6.750% due 12/1/14	49,500
25,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	25,500

		Total Containers & Packaging	170,388

Diversified Consumer Services — 0.0%
35,000	BB-	Service Corp. International, Senior Notes, 7.625% due 10/1/18	36,925

Diversified Financial Services — 2.5%
410,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	397,015
1,470,000	A+	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17 (e)	1,448,505
20,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (e)	19,975
555,000	B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (e)	579,975
1,360,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09	1,325,331
162,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	170,100
35,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (e)	35,744
110,000	A	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (d)(e)	112,173
1,370,000	A	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12	1,444,050
440,000	BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (e)	460,548
30,000	CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.793% due 10/1/15	24,225

		Total Diversified Financial Services	6,017,641

See Notes to Financial Statements.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         7

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Diversified Telecommunication Services — 2.0%
565,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	$557,508
130,000	B	Intelsat Bermuda Ltd., Senior Notes, 8.872% due 1/15/15 (d)(e)	132,925
360,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	387,021
300,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	312,750
50,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	54,125
275,000	BB+	Qwest Corp., Senior Notes, 7.500% due 10/1/14	293,219
1,430,000	BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	1,329,149
1,705,000	A	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13	1,732,541

		Total Diversified Telecommunication Services	4,799,238

Electric Utilities — 1.1%
		Duke Energy Corp., Senior Notes:
430,000	BBB	4.200% due 10/1/08	421,548
320,000	BBB	5.625% due 11/30/12	323,957
760,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	716,395
		FirstEnergy Corp.:
420,000	BBB-	Notes, Series C, 7.375% due 11/15/31	479,669
310,000	BBB-	Senior Notes, Series B, 6.450% due 11/15/11	322,946
360,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	361,414

		Total Electric Utilities	2,625,929

Food Products — 0.0%
45,000	B-	Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	44,550

Health Care Providers & Services — 0.4%
45,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	45,787
		HCA Inc.:
		Senior Notes:
140,000	B-	6.250% due 2/15/13	124,075
252,000	B-	5.750% due 3/15/14	211,680
24,000	B-	6.500% due 2/15/16	20,340
		Senior Secured Notes:
200,000	BB-	9.250% due 11/15/16 (e)	213,000
115,000	BB-	9.625% due 11/15/16 (e)	123,769
40,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	41,050
15,000	CCC+	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	15,281
60,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	61,650

		Total Health Care Providers & Services	856,632

Hotels, Restaurants & Leisure — 0.6%
20,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 7.750% due 12/15/12	20,675
400,000	B+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	425,500
275,000	BB	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	287,736
40,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	39,700
45,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	43,987

See Notes to Financial Statements.

8         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Hotels, Restaurants & Leisure — 0.6% (continued)
		MGM MIRAGE Inc., Senior Notes:
250,000	BB	6.750% due 9/1/12	$249,375
55,000	BB	7.625% due 1/15/17	55,619
125,000	B	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	125,781
30,000	B+	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	29,063
50,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13	53,125
		Station Casinos Inc.:
45,000	B+	Senior Notes, 7.750% due 8/15/16	46,125
50,000	B	Senior Subordinated Notes, 6.875% due 3/1/16	46,000

		Total Hotels, Restaurants & Leisure	1,422,686

Household Durables — 0.0%
100,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	103,750

Independent Power Producers & Energy Traders — 0.3%
		AES Corp., Senior Notes:
55,000	B	8.875% due 2/15/11	59,125
21,000	B	7.750% due 3/1/14	22,208
90,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	87,750
50,000	B-	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	50,187
40,000	BBB-	Oncor Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	41,218
		TXU Corp., Senior Notes:
220,000	BB+	Series P, 5.550% due 11/15/14	208,166
270,000	BB+	Series R, 6.550% due 11/15/34	248,698

		Total Independent Power Producers & Energy Traders	717,352

Industrial Conglomerates — 0.5%
1,090,000	BBB+	Tyco International Group SA, Notes, 6.000% due 11/15/13	1,139,756

Internet & Catalog Retail — 0.0%
20,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	20,150

IT Services — 0.2%
520,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	540,142

Media — 2.3%
44,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	45,650
40,000	CCC-	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	41,750
75,000	CCC-	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13	77,625
35,000	B-	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (e)	36,575
50,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (e)	52,000

See Notes to Financial Statements.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         9

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Media — 2.3% (continued)
460,000	BB+	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	$455,983
100,000	BBB+	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	121,751
		Comcast Corp., Notes:
780,000	BBB+	6.500% due 1/15/15	816,906
80,000	BBB+	5.875% due 2/15/18	79,780
		CSC Holdings Inc., Senior Notes:
20,000	B+	6.750% due 4/15/12 (e)	19,900
25,000	B+	Series B, 8.125% due 7/15/09	26,031
95,000	BB-	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	93,337
200,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	198,000
1,060,000	BB+	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	1,111,251
125,000	B-	LIN Television Corp., Series B, 6.500% due 5/15/13	121,250
1,250,000	BBB	News America Inc., Notes, 5.300% due 12/15/14	1,229,951
		R.H. Donnelley Corp.:
		Senior Discount Notes:
25,000	B	Series A-1, 6.875% due 1/15/13	24,063
40,000	B	Series A-2, 6.875% due 1/15/13	38,500
60,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	63,150
50,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.250% due 6/15/13	50,313
470,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	528,370
200,000	BBB	Viacom Inc., Senior Notes, 5.750% due 4/30/11	200,404
30,000	B+	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	29,250

		Total Media	5,461,790

Metals & Mining — 0.3%
590,000	BBB	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	601,954

Multi-Utilities — 0.3%
600,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	606,469

Oil, Gas & Consumable Fuels — 3.2%
360,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	400,056
310,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	346,098
		Anadarko Petroleum Corp., Senior Notes:
170,000	BBB-	5.950% due 9/15/16	168,823
190,000	BBB-	6.450% due 9/15/36	188,866
		Chesapeake Energy Corp., Senior Notes:
25,000	BB	6.375% due 6/15/15	24,375
45,000	BB	6.625% due 1/15/16	43,988
20,000	BB	6.250% due 1/15/18	18,925
650,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	643,196
700,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	789,748
460,000	BBB	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	485,129
		El Paso Corp., Medium-Term Notes:
29,000	B	7.800% due 8/1/31	31,103
595,000	B	7.750% due 1/15/32	638,137
40,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	40,800

See Notes to Financial Statements.

10         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 3.2% (continued)
660,000	BBB	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (e)	$652,740
150,000	B+	Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	142,125
		Kerr-McGee Corp.:
320,000	BBB-	6.950% due 7/1/24	337,769
480,000	BBB-	Notes, 7.875% due 9/15/31	568,112
		Kinder Morgan Energy Partners LP:
310,000	BBB	6.750% due 3/15/11	323,195
60,000	BBB	Notes, 6.000% due 2/1/17	60,290
80,000	BBB	Senior Notes, 6.300% due 2/1/09	81,032
40,000	BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (e)	42,000
30,000	BB	Peabody Energy Corp., Series B, 6.875% due 3/15/13	30,300
467,000	BBB	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	465,249
400,000	BBB-	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	403,200
20,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	18,950
20,000	B1(f)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (e)	20,150
70,000	B+	Tennessee Gas Pipeline Co., 7.625% due 4/1/37	78,238
20,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	19,800
570,000	BB-	Williams Cos. Inc., Notes, 8.750% due 3/15/32	651,225
70,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	75,846

		Total Oil, Gas & Consumable Fuels	7,789,465

Paper & Forest Products — 0.2%
430,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	452,263

Pharmaceuticals — 0.1%
180,000	B+	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	173,700

Real Estate Investment Trusts (REITs) — 0.0%
		Host Marriott LP, Senior Notes:
65,000	BB	7.125% due 11/1/13	66,300
25,000	BB	Series O, 6.375% due 3/15/15	24,531

		Total Real Estate Investment Trusts (REITs)	90,831

Textiles, Apparel & Luxury Goods — 0.0%
60,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	65,100

Thrifts & Mortgage Finance — 0.3%
		Countrywide Financial Corp., Medium-Term Notes:
160,000	A	5.501% due 1/5/09 (d)	160,085
200,000	A	Series B, 5.471% due 6/18/08 (d)	200,082
430,000	A	Countrywide Home Loans Inc., 5.530% due 2/27/08 (d)	430,536

		Total Thrifts & Mortgage Finance	790,703

Tobacco — 0.3%
610,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13	661,807

Wireless Telecommunication Services — 1.2%
50,000	B-	iPCS Inc., Senior Notes, 11.500% due 5/1/12	55,500

See Notes to Financial Statements.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         11

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Rating‡	Security	Value

Wireless Telecommunication Services — 1.2% (continued)
		Nextel Communications Inc., Senior Notes:
675,000	BBB	Series D, 7.375% due 8/1/15	$692,432
350,000	BBB	Series E, 6.875% due 10/31/13	355,244
		Sprint Capital Corp.:
860,000	BBB	Notes, 8.750% due 3/15/32	1,023,934
720,000	BBB	Senior Notes, 8.375% due 3/15/12	799,819
60,000	BBB	Sprint Nextel Corp., 6.000% due 12/1/16	58,438

		Total Wireless Telecommunication Services	2,985,367

		TOTAL CORPORATE BONDS & NOTES (Cost — $59,739,342)	59,822,348

CONVERTIBLE BOND & NOTE — 0.1%
Diversified Financial Services — 0.1%
95,000	CCC+	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (a) (Cost — $95,000)	108,300

SOVEREIGN BONDS — 1.6%
Brazil — 0.3%
		Federative Republic of Brazil: Federative Republic of Brazil:
441,000	BB	11.000% due 8/17/40 (a)	580,246
266,000	BB	Collective Action Securities, Notes, 8.000% due 1/15/18 (a)	293,930

		Total Brazil	874,176

Mexico — 0.3%
625,000	BBB	United Mexican States, Medium-Term Notes, 6.750% due 9/27/34 (a)	664,375

Russia — 1.0%
2,130,000	BBB+	Russian Federation, 5.000% due 3/31/30 (a)	2,370,956

Uruguay — 0.0%
1	B+	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (h)	1

		TOTAL SOVEREIGN BONDS (Cost — $3,859,187)	3,909,508

U.S. GOVERNMENT & AGENCY OBLIGATIONS (a) — 10.3%
U.S. Government Agencies — 4.1%
		Federal Home Loan Bank (FHLB):
		Bonds:
440,000		5.125% due 7/30/08	439,927
200,000		5.100% due 9/19/08	199,934
350,000		5.400% due 1/2/09	349,558
100,000		4.750% due 12/16/16	97,013
1,270,000		Series VB15, 5.000% due 12/21/15	1,259,012
690,000		Global Bonds, 5.500% due 7/15/36	708,874
2,000,000		Federal Home Loan Mortgage Corp. (FHLMC), 6.875% due 9/15/10	2,119,138
		Federal National Mortgage Association (FNMA):
300,000		3.625% due 3/15/07	299,391
3,000,000		6.000% due 5/15/11	3,106,320

See Notes to Financial Statements.

12         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value

U.S. Government Agencies — 4.1% (continued)
80,000	Notes, 5.400% due 4/13/09	$79,988
1,060,000	Tennessee Valley Authority, Bonds, 5.980% due 4/1/36	1,159,621

	Total U.S. Government Agencies	9,818,776

U.S. Government Obligation — 6.2%
	U.S. Treasury Bonds:
2,360,000	8.000% due 11/15/21	3,091,600
1,170,000	6.000% due 2/15/26	1,309,212
320,000	4.500% due 2/15/36	299,200
	U.S. Treasury Notes:
410,000	4.625% due 11/15/09	407,582
390,000	4.625% due 10/31/11	386,786
10,000	4.500% due 11/30/11	9,865
3,220,000	4.625% due 12/31/11	3,192,582
700,000	5.125% due 5/15/16	715,231
2,150,000	4.625% due 11/15/16	2,117,415
8,060,000	U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.229% due 11/15/24	3,301,988

	Total U.S. Government Obligations	14,831,461

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $24,729,123)	24,650,237

U.S. TREASURY INFLATION PROTECTED SECURITIES (a) — 4.8%
	U.S. Treasury Bonds, Inflation Indexed:
2,883,395	2.000% due 1/15/16	2,791,375
345,195	2.000% due 1/15/26	323,823
3,807,066	2.375% due 1/15/27	3,788,480
	U.S. Treasury Notes, Inflation Indexed:
361,651	0.875% due 4/15/10	343,978
2,111,678	2.375% due 4/15/11	2,106,648
2,135,313	2.500% due 7/15/16	2,155,917

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $11,573,992)	11,510,221

Contracts
PURCHASED OPTION — 0.0%
10,000	U.S. Treasury Notes, Call @ 110, expires 2/23/07 (Cost — $362)	156

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $272,562,084)	272,209,525

See Notes to Financial Statements.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         13

Schedule of Investments (January 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS — 21.5%
U.S. Government Agency — 0.6%
1,310,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (i)(j) (Cost — $1,283,800)	$1,283,459

Repurchase Agreement — 20.9%
50,160,000	Nomura Securities International Inc. repurchase agreement dated 1/31/07, 5.240% due 2/1/07; Proceeds at maturity — $50,167,301; (Fully collateralized by U.S. government agency obligations, 4.875% due 11/18/11; Market value — $51,163,749) (Cost — $50,160,000) (a)	50,160,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $51,443,800)	51,443,459

	TOTAL INVESTMENTS — 134.9% (Cost — $324,005,884#)	323,652,984
	Liabilities in Excess of Other Assets — (34.9)%	(83,687,127)

	TOTAL NET ASSETS — 100.0%	$239,965,857

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, written options, to-be-announced (“TBA”), and/or mortgage dollar rolls.

(b)	This security is traded on a TBA basis (See Note 1).

(c)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 3).

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Rating by Moody’s Investors Service.

(g)	Illiquid security.

(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(i)	Rate shown represents yield to maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 15 for definitions of ratings.

Abbreviations used in this schedule:
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
8	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	$111.00	$125
225	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	107.00	123,047
230	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	106.00	39,531

	TOTAL OPTIONS WRITTEN (Premiums received — $139,279)			$162,703

See Notes to Financial Statements.

14         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be rated as having externally poor prospect of even attaining any real investment standing.

NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         15

Statement of Assets and Liabilities (January 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $273,845,884)	$273,492,984
Repurchase agreement, at value (Cost — $50,160,000)	50,160,000
Cash	953
Receivable for securities sold	164,090,351
Interest receivable	1,705,545
Receivable for Fund shares sold	1,459,904
Prepaid expenses	46,142
Receivable from manager	36,607

Total Assets	490,992,486

LIABILITIES:
Payable for securities purchased	248,565,296
Payable to broker — variation margin on open futures contracts	1,244,375
Distributions payable	452,659
Investment management fee payable	217,066
Payable for Fund shares repurchased	196,468
Options written, at value (premiums received $139,279)	162,703
Directors’ fees payable	70,737
Distribution fees payable	57,103
Deferred compensation payable	19,821
Accrued expenses	40,401

Total Liabilities	251,026,629

Total Net Assets	$239,965,857

NET ASSETS:
Par value (Note 6)	$19,667
Paid-in capital in excess of par value	277,790,112
Overdistributed net investment income	(428,576)
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(36,788,720)
Net unrealized depreciation on investments, futures contracts, options written and foreign currencies	(626,626)

Total Net Assets	$239,965,857

Shares Outstanding:
Class A	12,324,301

Class B	853,317

Class C	629,516

Class I (1)	5,858,896

Class R	817

Net Asset Value:
Class A (and redemption price)	$12.20

Class B*	$12.20

Class C*	$12.21

Class I(1) (and redemption price)	$12.20

Class R (and redemption price)	$12.21

Maximum Public Offering Price Per Share:
Class A(2) (based on maximum initial sales charge of 4.25%)	$12.74

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

(1)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(2)	Class A shares maximum initial sales charge decreased from 4.50% to 4.25% on November 20, 2006.

See Notes to Financial Statements.

16         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Statement of Operations (For the six months ended January 31, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$22,187,304

EXPENSES:
Investment management fee (Note 2)	2,523,505
Distribution fees (Notes 2 and 4)	258,245
Directors’ fees (Note 11)	83,573
Restructing fees (Note 11)	36,643
Transfer agent fees (Note 4)	35,668
Shareholder reports (Note 4)	33,833
Registration fees	22,887
Legal fees	19,303
Audit and tax	18,923
Insurance	9,341
Custody fees	4,332
Miscellaneous expenses	11,426

Total Expenses	3,057,679
Less: Fee waivers and/or expense reimbursements (Notes 2 and 11)	(73,196)

Net Expenses	2,984,483

Net Investment Income	19,202,821

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	3,365,431
Futures contracts	(1,340,425)
Options written	166,760
Foreign currency transactions	(815)

Net Realized Gain	2,190,951

Change in Net Unrealized Appreciation/Depreciation From:
Investments	12,576,861
Futures contracts	(36,027)
Options written	44,190
Foreign currencies	(26)

Change in Net Unrealized Appreciation/Depreciation	12,584,998

Net Gain on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	14,775,949

Increase in Net Assets From Operations	$33,978,770

See Notes to Financial Statements.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         17

Statements of Changes in Net Assets

For the six months ended January 31, 2007 (unaudited) and the year ended July 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$19,202,821	$40,344,123
Net realized gain (loss)	2,190,951	(18,429,877)
Change in net unrealized appreciation/depreciation	12,584,998	(12,272,512)

Increase in Net Assets From Operations	33,978,770	9,641,734

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(21,096,112)	(42,843,960)

Decrease in Net Assets From Distributions to Shareholders	(21,096,112)	(42,843,960)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	49,813,636	264,428,842
Reinvestment of distributions	2,879,856	5,691,762
Cost of shares repurchased	(677,709,253)	(147,845,864)

Increase (Decrease) in Net Assets From Fund Share Transactions	(625,015,761)	122,274,740

Increase (Decrease) in Net Assets	(612,133,103)	89,072,514
NET ASSETS:
Beginning of period	852,098,960	763,026,446

End of period*	$239,965,857	$852,098,960

* Includes undistributed (overdistributed) net investment income of:	$(428,576)	$1,464,715

See Notes to Financial Statements.

18         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$12.06		$12.49		$12.57		$12.50		$12.87	$12.56

Income (Loss) From Operations:
Net investment income	0.28		0.51		0.45		0.42		0.37	0.59
Net realized and unrealized gain (loss)	0.16		(0.39)		(0.05)		0.05		(0.22)	0.29

Total Income From Operations	0.44		0.12		0.40		0.47		0.15	0.88

Less Distributions From:
Net investment income	(0.30)		(0.55)		(0.48)		(0.40)		(0.45)	(0.57)
Return of capital	—		—		—		—		(0.07)	—

Total Distributions	(0.30)		(0.55)		(0.48)		(0.40)		(0.52)	(0.57)

Net Asset Value, End of Period	$12.20		$12.06		$12.49		$12.57		$12.50	$12.87

Total Return(3)	3.70%		0.97%		3.22%		3.77%		1.15%	7.17%

Net Assets, End of Period (000s)	$150,360		$153,653		$186,585		$215,950		$252,312	$277,136

Ratios to Average Net Assets:
Gross expenses	1.01	%(4)(5)	1.04%		1.07%		1.04%		1.02%	1.05%
Net expenses	1.00	(4)(5)(6)†	1.02	(6)	1.05	(6)	1.04		1.02	1.05
Net investment income	4.47	(4)	4.19		3.58		3.34		2.87	4.67

Portfolio Turnover Rate	79	%(7)	139	%(7)	169	%(7)	40	%(7)	457%	335%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended January 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.99% and 0.99%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 273% ,458% ,660% and 855% for the six months ended January 31, 2007 and for the years ended July 31, 2006, 2005 and 2004, respectively.

†	As a result of a contractual expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses, of Class A shares will not exceed 1.01%.

See Notes to Financial Statements.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         19

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$12.06		$12.50		$12.57		$12.51		$12.88	$12.57

Income (Loss) From Operations:
Net investment income	0.24		0.44		0.38		0.35		0.30	0.52
Net realized and unrealized gain (loss)	0.17		(0.40)		(0.04)		0.04		(0.21)	0.29

Total Income From Operations	0.41		0.04		0.34		0.39		0.09	0.81

Less Distributions From:
Net investment income	(0.27)		(0.48)		(0.41)		(0.33)		(0.39)	(0.50)
Return of capital	—		—		—		—		(0.07)	—

Total Distributions	(0.27)		(0.48)		(0.41)		(0.33)		(0.46)	(0.50)

Net Asset Value, End of Period	$12.20		$12.06		$12.50		$12.57		$12.51	$12.88

Total Return(3)	3.43%		0.32%		2.73%		3.13%		0.62%	6.60%

Net Assets, End of Period (000s)	$10,414		$12,406		$18,163		$24,140		$36,266	$38,431

Ratios to Average Net Assets:
Gross expenses	1.56	%(4)(5)	1.61%		1.64%		1.57%		1.53%	1.56%
Net expenses	1.55	(4)(5)(6)†	1.58	(6)	1.62	(6)	1.57		1.53	1.56
Net investment income	3.93	(4)	3.60		3.02		2.78		2.35	4.13

Portfolio Turnover Rate	79	%(7)	139	%(7)	169	%(7)	40	%(7)	457%	335%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended January 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.53% and 1.53%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 273% ,458% ,660% and 855% for the six months ended January 31, 2007 and for the years ended July 31, 2006, 2005 and 2004, respectively.

†	As a result of a contractual expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses, of Class B shares will not exceed 1.57%.

See Notes to Financial Statements.

20         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended July 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$12.06		$12.50		$12.57		$12.51		$12.88	$12.57

Income (Loss) From Operations:
Net investment income	0.24		0.45		0.39		0.35		0.30	0.53
Net realized and unrealized gain (loss)	0.19		(0.41)		(0.04)		0.04		(0.20)	0.29

Total Income From Operations	0.43		0.04		0.35		0.39		0.10	0.82

Less Distributions From:
Net investment income	(0.28)		(0.48)		(0.42)		(0.33)		(0.40)	(0.51)
Return of capital	—		—		—		—		(0.07)	—

Total Distributions	(0.28)		(0.48)		(0.42)		(0.33)		(0.47)	(0.51)

Net Asset Value, End of Period	$12.21		$12.06		$12.50		$12.57		$12.51	$12.88

Total Return(3)	3.55%		0.38%		2.79%		3.17%		0.71%	6.69%

Net Assets, End of Period (000s)	$7,684		$5,990		$9,238		$11,233		$20,796	$21,740

Ratios to Average Net Assets:
Gross expenses	1.48	%(4)(5)	1.54%		1.56%		1.52%		1.50%	1.46%
Net expenses	1.47	(4)(5)(6)†	1.51	(6)	1.54	(6)	1.52		1.50	1.46
Net investment income	3.95	(4)	3.66		3.09		2.80		2.35	4.17

Portfolio Turnover Rate	79	%(7)	139	%(7)	169	%(7)	40	%(7)	457%	335%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended January 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.45% and 1.45%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 273% ,458% ,660% and 855% for the six months ended January 31, 2007 and for the years ended July 31, 2006, 2005 and 2004, respectively.

†	As a result of a contractual expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses, of Class C shares will not exceed 1.51%.

See Notes to Financial Statements.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         21

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended July 31, unless otherwise noted:

Class I Shares(1)(2)	2007(3)		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$12.06		$12.50		$12.56		$12.50		$12.87	$12.56

Income (Loss) From Operations:
Net investment income	0.30		0.56		0.49		0.47		0.41	0.63
Net realized and unrealized gain (loss)	0.17		(0.41)		(0.03)		0.03		(0.21)	0.29

Total Income From Operations	0.47		0.15		0.46		0.50		0.20	0.92

Less Distributions From:
Net investment income	(0.33)		(0.59)		(0.52)		(0.44)		(0.50)	(0.61)
Return of capital	—		—		—		—		(0.07)	—

Total Distributions	(0.33)		(0.59)		(0.52)		(0.44)		(0.57)	(0.61)

Net Asset Value, End of Period	$12.20		$12.06		$12.50		$12.56		$12.50	$12.87

Total Return(4)	3.90%		1.24%		3.74%		4.03%		1.49%	7.55%

Net Assets, End of Period (000s)	$71,498		$680,050		$549,040		$179,231		$143,706	$125,474

Ratios to Average Net Assets:
Gross expenses	0.67	%(5)(6)	0.66%		0.70%		0.71%		0.69%	0.70%
Net expenses	0.64	(5)(6)(7)†	0.66	(7)	0.69	(7)	0.71		0.69	0.70
Net investment income	4.79	(5)	4.58		3.94		3.72		3.15	5.01

Portfolio Turnover Rate	79	%(8)	139	%(8)	169	%(8)	40	%(8)	457%	335%

(1)	Per share amounts have been calculated using the average shares method.

(2)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(3)	For the six months ended January 31, 2007 (unaudited).

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.64% and 0.63%, respectively (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 273% ,458% ,660% and 855% for the six months ended January 31, 2007 and for the years ended July 31, 2006, 2005 and 2004, respectively.

†	As a result of a contractual expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses, of Class I shares will not exceed 0.65%.

See Notes to Financial Statements.

22         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended July 31, unless otherwise noted:

Class R Shares(1)	2007(2)
Net Asset Value, Beginning of Period	$12.28
Income (Loss) From Operations:
Net investment income	0.04
Net realized and unrealized loss	(0.06)
Total Loss From Operations	(0.02)
Less Distributions From:
Net investment income	(0.05)
Total Distributions	(0.05)
Net Asset Value, End of Period	$12.21
Total Return(3)	(0.20)%
Net Assets, End of Period (000s)	$10
Ratios to Average Net Assets:
Gross expenses	1.35	%(4)(5)
Net expenses	1.30	(4)(5)(6)†
Net investment income	3.55	(4)
Portfolio Turnover Rate	79	%(7)

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period December 28, 2006 (inception date) to January 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.35% and 1.30%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 273%.

†	As a result of a contractual expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses, of Class R shares will not exceed 1.30%.

See Notes to Financial Statements.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Core Plus Bond Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the

24         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

26         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(k) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(l) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(m) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and 0.60% in excess of $500 million.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited.

During the period November 30, 2006 to January 31, 2007, the Fund’s Class A, B, C, I and R shares had contractual expense limitations in place of 1.01%, 1.57%, 1.51%, 0.65% and 1.30% at the average daily net assets of each class, respectively.

During the six months ended January 31, 2007, the Fund was reimbursed for expenses amounting to $73,196.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

There is a maximum initial sales charge of 4.25% for Class A shares. Effective November 20, 2006, the maximum initial sales charge on Class A shares of the Fund decreased from 4.50% to 4.25% for shares purchased on or after that date. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2007, LMIS and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the six months ended January 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$8,000	$0	*

*	Amount represents less than $1,000.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested directors (“Directors”) to defer the receipt of all or a portion of the directors’ fees earned until a later date specified by the Directors. The deferred fees earn a return based on notional investments selected by the Directors. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Directors’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Board of Directors voted to discontinue offering the Plan to its members effective January 1, 2007. This change will have no effect on fees previously deferred. As of January 31, 2007, the Fund had accrued $19,821 as deferred compensation payable.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3.	Investments

During the six months ended January 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$56,212,490	$697,464,944

Sales	500,052,814	1,070,219,395

28         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,912,890
Gross unrealized depreciation	(2,265,790)

Net unrealized depreciation	$(352,900)

At January 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Federal Republic of Germany	112	3/07	$17,020,720	$16,738,343	$(282,377)
U.S. Treasury 2 Year Notes	59	3/07	12,069,483	12,012,031	(57,452)
U.S. Treasury 5 Year Notes	137	3/07	14,417,794	14,320,781	(97,013)
Euribor Futures	260	9/07	94,633	67,595	(27,038)
LIBOR Futures	516	9/07	119,534,035	119,107,395	(426,640)

					(890,520)

Contracts to Sell:
U.S. Treasury 10 Year Notes	317	3/07	34,191,477	33,839,750	351,727
U.S. Treasury Bonds	94	3/07	10,640,241	10,351,750	288,491

					640,218

Net Unrealized Loss on Open Futures Contracts					$(250,302)

During the six months ended January 31, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding July 31, 2006	665	$145,242
Options written	39,701,623	608,223
Options closed	(39,701,819)	(613,166)
Options expired	(6)	(1,020)

Options written, outstanding January 31, 2007	463	$139,279

During the six months ended January 31, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $1,834,336,263. For the six months ended January 31, 2007, the Fund recorded interest income of $459,791 related to such mortgage dollar rolls. At January 31, 2007, the Fund had outstanding mortgage dollar rolls with a total cost of $243,626,449.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and R shares calculated at the annual rate of 0.50%, 0.45% and 0.25% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$191,521	$31,674	$26,932
Class B	44,317	2,926	4,408
Class C	22,402	1,044	1,933
Class I†	—	23	560
Class R‡	5	1	—

Total	$258,245	$35,668	$33,833

†	As of November 20, 2006, Class Y shares were renamed Class I shares.

‡	For the period December 28, 2006 (commencement of operations) to January 31, 2007.

5.	Distributions to Shareholders by Class

	Six Months Ended January 31, 2007	Year Ended July 31, 2006
Net Investment Income:
Class A	$3,786,129	$7,431,718
Class B	260,838	575,072
Class C	142,315	289,820
Class I†	16,906,798	34,547,350
Class R‡	32	—

Total	$21,096,112	$42,843,960

†	As of November 20, 2006, Class Y shares were renamed Class I shares.

‡	For the period December 28, 2006 (commencement of operations) to January 31, 2007.

6.	Capital Shares

At January 31, 2007, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

30         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2007		Year Ended July 31, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	386,694	$4,737,013	304,965	$3,729,299
Shares issued on reinvestment	213,780	2,621,990	421,016	5,139,760
Shares repurchased	(1,021,174)	(12,495,458)	(2,915,984)	(35,749,688)

Net Decrease	(420,700)	$(5,136,455)	(2,190,003)	$(26,880,629)

Class B
Shares sold	43,992	$539,453	27,407	$335,356
Shares issued on reinvestment	14,130	173,309	30,999	378,790
Shares repurchased	(233,434)	(2,858,759)	(483,053)	(5,919,340)

Net Decrease	(175,312)	$(2,145,997)	(424,647)	$(5,205,194)

Class C
Shares sold	187,687	$2,303,939	21,952	$270,036
Shares issued on reinvestment	6,888	84,520	14,163	173,212
Shares repurchased	(61,630)	(754,205)	(278,730)	(3,419,761)

Net Increase (Decrease)	132,945	$1,634,254	(242,615)	$(2,976,513)

Class I†
Shares sold	3,396,939	$42,223,231	20,898,482	$260,094,151
Shares repurchased	(53,927,846)	(661,600,831)	(8,446,476)	(102,757,075)

Net Increase (Decrease)	(50,530,907)	$(619,377,600)	12,452,006	$157,337,076

Class R‡
Shares sold	814	$10,000	—	—
Shares issued on reinvestment	3	37	—	—

Net Increase	817	$10,037	—	—

†	As of November 20, 2006, Class Y shares were renamed Class I shares.

‡	For the period December 28, 2006 (commencement of operations) to January 31, 2007.

7.	Capital Loss Carryforward

As of July 31, 2006, the Fund had a net capital loss carryforward of $17,049,664, of which $13,713,825 expires in 2008, $940,878 expires in 2009, $717,985 expires in 2011, $1,414,288 expires in 2012 and $262,688 expires in 2013. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the Fund’s prior investment manager, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         31

Notes to Financial Statements (unaudited) (continued)

and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

32         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         33

Notes to Financial Statements (unaudited) (continued)

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income

34         Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Taxes— an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be August 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Legg Mason Partners Core Plus Bond Fund, Inc. 2007 Semi-Annual Report         35

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Board Members and (2) Revise Fundamental Investment Policies.

1: Election of Board Members

Nominees	Votes For	Authority Withheld	Abstentions
Elliot J. Berv	55,217,446.512	2,371,387.700	0.000
A. Benton Cocanougher	55,154,963.829	2,433,870.383	0.000
Jane F. Dasher	55,216,579.112	2,372,255.100	0.000
Mark T. Finn	55,208,405.554	2,380,428.658	0.000
Rainer Greeven	55,187,556.427	2,401,277.785	0.000
Stephen Randolph Gross	55,025,674.550	2,563,159.662	0.000
Richard E. Hanson Jr.	55,030,165.434	2,558,668.778	0.000
Diana R. Harrington	55,028,726.690	2,560,107.522	0.000
Susan M. Heilbron	55,229,366.617	2,359,467.595	0.000
Susan B. Kerley	55,223,085.373	2,365,748.839	0.000
Alan G. Merten	55,212,839.472	2,375,994.740	0.000
R. Richardson Pettit	55,205,235.286	2,383,598.926	0.000
R. Jay Gerken, CFA	55,179,784.716	2,409,049.496	0.000

2: Revise Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Borrowing Money	53,078,088.385	2,127,178.846	2,063,332.981	320,234.000
Underwriting	53,003,752.690	2,212,855.495	2,051,992.027	320,234.000
Lending	53,119,721.251	2,211,367.314	1,937,511.647	320,234.000
Issuing Senior Securities	53,229,792.652	2,219,608.136	1,819,199.424	320,234.000
Real Estate	53,266,559.461	2,190,515.168	1,811,525.583	320,234.000
Commodities	53,140,909.452	2,252,025.261	1,875,665.499	320,234.000
Concentration	53,218,566.194	2,162,972.250	1,887,061.768	320,234.000
Diversification	53,101,225.072	2,343,538.805	1,823,836.335	320,234.000
Non-Fundamental	52,825,646.248	2,722,828.720	1,720,125.244	320,234.000

36         Legg Mason Partners Core Plus Bond Fund, Inc.

Legg Mason Partners Core Plus Bond Fund, Inc.

DIRECTORS Dwight B. Crane Burt N. Dorsett R. Jay Gerken, CFA Chairman Stephen E. Kaufman Cornelius C. Rose, Jr.

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

Western Asset Management Company

Western Asset Management Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor
Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Core Plus Bond Fund, Inc. but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason

Investor Services, LLC

Member NASD, SIPC

FD01088 3/07	SR07-291

Legg Mason Partners Core Plus Bond Fund, Inc.

LEGG MASON PARTNERS CORE PLUS BOND FUND, INC.

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Not applicable.

Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Core Plus Bond Fund, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Core Plus Bond Fund, Inc.

Date:	April 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Core Plus Bond Fund, Inc.

Date:	April 5, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of Legg Mason Partners Core Plus Bond Fund, Inc.

Date:	April 5, 2007